ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of income taxes		$ (11,438)		$ (25,944)
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 297,505	301,572	$ 587,795	596,454
Cost of sales	(265,091)	(294,212)	(526,621)	(582,939)
Gross profit	32,414	7,360	61,174	13,515
Selling, marketing, general and administrative expenses	(10,952)	(13,627)	(22,469)	(27,804)
Transaction and other operating costs	(259)	(5,319)	(714)	(6,819)
Disposal Group, Including Discontinued Operation, Gain on asset sale	0	0	(221)	0
Operating income (loss) from discontinued operations	21,203	(11,586)	37,770	(21,108)
Other income, net	876	353	885	406
Net interest expense	(217)	(2,967)	(1,653)	(3,206)
Income (loss) from discontinued operations before income taxes	21,862	(14,200)	37,002	(23,908)
Income tax benefit (expense)	10,279	2,803	(11,003)	(2,069)
(Income) loss from discontinued operations attributable to noncontrolling interests	(123)	(41)	(32)	33
Income (loss) from discontinued operations, net of income taxes	$ 32,018	$ (11,438)	$ 25,967	$ (25,944)